Annual Operating Expenses {- Foreign Smaller Companies Series} - Templeton Institutional Funds-31 - Foreign Smaller Companies Series - Advisor Class	May 01, 2021
Operating Expenses:
Management fees	0.95%
Other expenses	0.08%
Total annual Fund operating expenses	1.03%